Derivative financial instruments (Details - Basis swap contracts) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) contract	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Notional value	R$ 172,856	R$ 288,592	R$ 526,989
Gain (loss)	(66,545)	56,758	(20,941)
Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost	191,049	306,008	544,863
Fair value	190,977	306,008	544,863
Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost	261,541	362,319	548,646
Fair value	R$ 257,522	362,765	565,804
Total CDI x IGPM
Disclosure of detailed information about financial instruments [line items]
Number of active swap contracts | contract	8
Notional value	R$ 112,856	178,592	216,989
Gain (loss)	(56,238)	(46,870)	(13,755)
Total CDI x IGPM | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost	124,282	188,763	223,323
Fair value	124,282	188,763	223,323
Total CDI x IGPM | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost	184,140	239,332	227,588
Fair value	180,520	235,633	237,080
CDI x IGPM contract one
Disclosure of detailed information about financial instruments [line items]
Notional value		35,842	38,397
Gain (loss)		(9,944)	(2,300)
CDI x IGPM contract one | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost		38,015	39,631
Fair value		38,015	39,631
CDI x IGPM contract one | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost		48,365	40,589
Fair value		47,959	41,931
CDI x IGPM contract two
Disclosure of detailed information about financial instruments [line items]
Notional value		29,894	35,842
Gain (loss)		(7,758)	(1,906)
CDI x IGPM contract two | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost		31,706	36,994
Fair value		31,706	36,994
CDI x IGPM contract two | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost		40,400	37,900
Fair value		39,464	38,900
CDI x IGPM contract three
Disclosure of detailed information about financial instruments [line items]
Notional value		17,550	29,894
Gain (loss)		(4,679)	(2,148)
CDI x IGPM contract three | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost		18,614	30,855
Fair value		18,614	30,855
CDI x IGPM contract three | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost		23,790	31,628
Fair value		23,293	33,003
CDI x IGPM contract four
Disclosure of detailed information about financial instruments [line items]
Notional value	17,550	17,306	17,550
Gain (loss)	(9,754)	(4,784)	(1,457)
CDI x IGPM contract four | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost	19,433	18,356	18,114
Fair value	19,433	18,356	18,114
CDI x IGPM contract four | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost	29,143	23,484	18,589
Fair value	29,187	23,140	19,571
CDI x IGPM contract five
Disclosure of detailed information about financial instruments [line items]
Notional value	17,306	12,000	17,306
Gain (loss)	(9,465)	(2,872)	(1,533)
CDI x IGPM contract five | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost	19,164	12,637	17,863
Fair value	19,164	12,637	17,863
CDI x IGPM contract five | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost	28,785	15,832	18,338
Fair value	28,629	15,509	19,396
CDI x IGPM contract six
Disclosure of detailed information about financial instruments [line items]
Notional value	12,000	14,000	12,000
Gain (loss)	(5,842)	(3,452)	(609)
CDI x IGPM contract six | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost	13,193	14,743	12,297
Fair value	13,193	14,743	12,297
CDI x IGPM contract six | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost	19,342	18,540	12,389
Fair value	19,035	18,195	12,906
CDI x IGPM contract seven
Disclosure of detailed information about financial instruments [line items]
Notional value	14,000	11,500	14,000
Gain (loss)	(6,779)	(2,783)	(736)
CDI x IGPM contract seven | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost	15,392	12,095	14,347
Fair value	15,392	12,095	14,347
CDI x IGPM contract seven | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost	22,630	15,199	14,455
Fair value	22,171	14,878	15,083
CDI x IGPM contract eight
Disclosure of detailed information about financial instruments [line items]
Notional value	11,500	16,000	11,500
Gain (loss)	(5,421)	(4,073)	(556)
CDI x IGPM contract eight | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost	12,628	16,828	11,771
Fair value	12,628	16,828	11,771
CDI x IGPM contract eight | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost	18,541	21,199	11,866
Fair value	18,049	20,901	12,327
CDI x IGPM contract nine
Disclosure of detailed information about financial instruments [line items]
Notional value	16,000	11,000	16,000
Gain (loss)	(7,525)	(2,890)	(918)
CDI x IGPM contract nine | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost	17,569	11,570	16,376
Fair value	17,569	11,570	16,376
CDI x IGPM contract nine | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost	25,900	14,589	16,522
Fair value	25,094	14,460	17,294
CDI x IGPM contract ten
Disclosure of detailed information about financial instruments [line items]
Notional value	11,000	13,500	11,000
Gain (loss)	(5,143)	(3,635)	(692)
CDI x IGPM contract ten | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost	12,079	14,199	11,259
Fair value	12,079	14,199	11,259
CDI x IGPM contract ten | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost	17,846	17,934	11,360
Fair value	17,222	17,834	11,951
CDI x IGPM contract eleven
Disclosure of detailed information about financial instruments [line items]
Notional value	13,500		13,500
Gain (loss)	(6,309)		(898)
CDI x IGPM contract eleven | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost	14,824		13,818
Fair value	14,824		13,818
CDI x IGPM contract eleven | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost	21,953		13,952
Fair value	R$ 21,133		14,718
Total CDI x IPCA
Disclosure of detailed information about financial instruments [line items]
Number of active swap contracts | contract	2
Notional value	R$ 60,000	110,000	310,000
Gain (loss)	(10,307)	9,888	(7,186)
Total CDI x IPCA | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost	66,767	117,245	321,540
Fair value	66,695	117,245	321,540
Total CDI x IPCA | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost	77,401	122,987	321,058
Fair value	77,002	127,132	328,724
CDI x IPCA contract one
Disclosure of detailed information about financial instruments [line items]
Notional value			80,000
Gain (loss)			(26)
CDI x IPCA contract one | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost			82,978
Fair value			82,978
CDI x IPCA contract one | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost			83,008
Fair value			83,004
CDI x IPCA contract two
Disclosure of detailed information about financial instruments [line items]
Notional value			60,000
Gain (loss)			(290)
CDI x IPCA contract two | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost			62,233
Fair value			62,233
CDI x IPCA contract two | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost			61,893
Fair value			62,523
CDI x IPCA contract three
Disclosure of detailed information about financial instruments [line items]
Notional value			60,000
Gain (loss)			(1,376)
CDI x IPCA contract three | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost			62,233
Fair value			62,233
CDI x IPCA contract three | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost			62,044
Fair value			63,609
CDI x IPCA contract four
Disclosure of detailed information about financial instruments [line items]
Notional value		50,000	50,000
Gain (loss)		3,066	(1,854)
CDI x IPCA contract four | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost		53,293	51,861
Fair value		53,293	51,861
CDI x IPCA contract four | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost		55,651	51,776
Fair value		56,358	53,715
CDI x IPCA contract five
Disclosure of detailed information about financial instruments [line items]
Notional value	10,000	10,000	10,000
Gain (loss)	(1,829)	(1,039)	(542)
CDI x IPCA contract five | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost	11,128	10,659	10,372
Fair value	11,056	10,659	10,372
CDI x IPCA contract five | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost	12,866	11,203	10,382
Fair value	12,885	11,698	10,914
CDI x IPCA contract six
Disclosure of detailed information about financial instruments [line items]
Notional value	50,000	50,000	50,000
Gain (loss)	(8,478)	(5,783)	(3,100)
CDI x IPCA contract six | Bank
Disclosure of detailed information about financial instruments [line items]
Amortized cost	55,639	53,293	51,861
Fair value	55,639	53,293	51,861
CDI x IPCA contract six | Counterparty
Disclosure of detailed information about financial instruments [line items]
Amortized cost	64,535	56,133	51,955
Fair value	R$ 64,117	R$ 59,076	R$ 54,959